Business combinations in 2021 - Additional Information (Detail) SFr / shares in Units, SFr in Thousands, € in Millions	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2022 EUR (€)	Jul. 27, 2021 CHF (SFr) shares SFr / shares	Jul. 27, 2021 EUR (€) shares	Jun. 28, 2021 CHF (SFr) shares SFr / shares	Dec. 31, 2020 CHF (SFr)
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares	342,527,847	342,527,847		342,527,847
Deferred tax liabilities intangible assets	SFr 25,504	SFr 25,504	SFr 20,736	SFr 25,504					SFr 4,309
Profit (loss) of combined entity as if combination occurred at beginning of period				(37,117)
Revenue of combined entity				7,007
APR [member]
Disclosure of detailed information about business combination [line items]
Cash								SFr 21,500
Non-cash (Relief shares)								SFr 42,912
Number of instruments or interests issued or issuable | shares								206,786,784
Business acquisition, share price | SFr / shares								SFr 0.20752
Contractual value of shares transferrable								SFr 45,000
Contingent consideration			28,000					20,157
Acquisition-related costs				SFr 775
Identifiable intangible assets recognised as of acquisition date								90,236
Deferred tax liabilities intangible assets								14,402
Goodwill								8,658
Goodwill expected to be deductible for tax purposes								0
Revenue of acquiree since acquisition date		3,207
Profit (loss) of acquiree since acquisition date		SFr (2,169)
APR [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration								SFr 35,000
AdVita [member]
Disclosure of detailed information about business combination [line items]
Cash						SFr 0
Non-cash (Relief shares)						SFr 31,490
Number of instruments or interests issued or issuable | shares						135,741,063	135,741,063
Business acquisition, share price | SFr / shares						SFr 0.232
Contingent consideration					€ 10	SFr 10,465
Acquisition-related costs			SFr 325
Identifiable intangible assets recognised as of acquisition date						50,716
Deferred tax liabilities intangible assets						7,086
Revenue of acquiree since acquisition date	113
Profit (loss) of acquiree since acquisition date	SFr (1,200)
AdVita [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration						SFr 20,700	€ 20